Pension Plans And Other Postretirement Benefits (Schedule Of Defined Benefit Plan Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Change in plan assets:
Fair value of plan assets, end of period	$ 45,109	$ 51,675
Defined Benefit Pension Plan [Member]
Change in benefit obligations:
Benefit obligations, beginning of period	60,181	64,061
Service cost	312	2,043
Interest cost	451	2,698
Actuarial loss	3,528	5,942
Benefits paid, net	(411)	(2,475)
Curtailment gain		(8,519)
Transfer		761
Benefit obligations, end of period	64,061	64,511
Change in plan assets:
Fair value of plan assets, beginning of period	45,531	45,109
Actual return on plan assets	(11)	6,610
Employer contributions		2,000
Benefits paid	(411)	(2,492)
Transfer		448
Fair value of plan assets, end of period	45,109	51,675
Funded status:
Total liability, end of period	18,952	12,836
Other Postretirement Benefit Plans [Member]
Change in benefit obligations:
Benefit obligations, beginning of period	12,157	12,511
Service cost	12	78
Interest cost	91	525
Actuarial loss	318	201
Benefits paid, net	(67)	(441)
Benefit obligations, end of period	12,511	12,874
Change in plan assets:
Employer contributions	67	441
Benefits paid	(67)	(441)
Funded status:
Total liability, end of period	$ 12,511	$ 12,874